Accumulated Other Comprehensive Loss - Reclassifications Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss		$ (14)	$ (25)		$ (12)
Currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit (expense)		0	0	[1]	0	[1]
Amounts reclassified from accumulated other comprehensive loss	[2]	0	(1)		1
Currency translation adjustment | Sale or liquidation of investment in foreign entity
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sale and liquidation of foreign assets		0	(2)	[1]	0
Currency translation adjustment | Gains on net investment hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sale and liquidation of foreign assets		0	1	[1]	1	[1]
Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service cost	[3]	(3)	(3)		(4)
Amortization of net loss	[3]	(8)	(7)		(5)
Tax benefit	[4]	2	3		3
Amounts reclassified from accumulated other comprehensive loss		(9)	(7)		(6)
Cash flow hedge adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Dedesignated interest rate swaps	[5]	(6)	(26)		(12)
Tax benefit	[4]	1	9		5
Amounts reclassified from accumulated other comprehensive loss		$ (5)	$ (17)		$ (7)

[1]	Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statements of operations. The related tax benefits for the years ended December 31, 2017 and 2016 were less than $1 million and were reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.
[2]	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
[3]	Reclassified out of accumulated other comprehensive loss to other non-operating income, net in our consolidated statements of operations. These amounts were included in the computation of net periodic pension cost (credit). See Note 15: "Employee Benefit Plans" for additional information.
[4]	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.
[5]	Reclassified out of accumulated other comprehensive loss to interest expense in our consolidated statements of operations. See Note 11: "Derivative Instruments and Hedging Activities" for additional information.